Accounting policies - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 160,441	€ 180,838	€ 186,175
Gross amount of financial liabilities offset in the balance sheet	(45,105)	(47,472)	(44,632)
Net amount of financial assets presented in the balance sheet	115,336	133,366	141,543
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	214,849	210,327	225,086
Gross amount of financial assets offset in the balance sheet	(45,105)	(47,472)	(44,632)
Net amount of financial liabilities presented in the balance sheet	169,744	162,855	180,454
Gross amount of other items offset in the balance sheet	1,645	1,742	2,036
Assets subject to netting and collateral arrangements on balance sheet	97,017	110,445
Liabilities subject to netting and collateral arrangements on balance sheet	153,566	137,097
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	103,740	127,679	127,017
Gross amount of financial liabilities offset in the balance sheet	(37,960)	(45,259)	(42,566)
Net amount of financial assets presented in the balance sheet	65,780	82,420	84,451
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	56,701	53,159	59,158
Gross amount of financial liabilities offset in the balance sheet	(7,145)	(2,213)	(2,066)
Net amount of financial assets presented in the balance sheet	49,556	50,946	57,092
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	103,896	127,784	127,917
Gross amount of financial assets offset in the balance sheet	(37,960)	(45,259)	(42,566)
Net amount of financial liabilities presented in the balance sheet	65,936	82,525	85,351
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	110,953	82,543	97,169
Gross amount of financial assets offset in the balance sheet	(7,145)	(2,213)	(2,066)
Net amount of financial liabilities presented in the balance sheet	€ 103,808	€ 80,330	€ 95,103